Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jun. 28, 2017
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Global Tax-Aware Equity Portfolios

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Goldman Sachs Tax-Advantaged Equity Funds

Goldman Sachs International Equity Dividend and Premium Fund

Goldman Sachs International Tax-Managed Equity Fund

Goldman Sachs U.S. Equity Dividend and Premium Fund

Goldman Sachs U.S. Tax-Managed Equity Fund

Goldman Sachs International Equity Insights Funds

Goldman Sachs Emerging Markets Equity Insights Fund

Goldman Sachs International Equity Insights Fund

Goldman Sachs International Small Cap Insights Fund

Goldman Sachs Dividend Focus Funds

Goldman Sachs Income Builder Fund

Goldman Sachs Rising Dividend Growth Fund

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Large Cap Growth Insights Fund

Goldman Sachs Large Cap Value Insights Fund

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Small Cap Growth Insights Fund

Goldman Sachs Small Cap Value Insights Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Capital Growth Fund

Goldman Sachs Concentrated Growth Fund

Goldman Sachs Dynamic U.S. Equity Fund

Goldman Sachs Flexible Cap Growth Fund (effective August 30, 2017, “Goldman Sachs Flexible Cap Fund”)

Goldman Sachs Focused Growth Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Technology Opportunities Fund

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Equity Income Fund

Goldman Sachs Focused Value Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Small Cap Value Fund

Goldman Sachs Small/Mid Cap Value Fund

Goldman Sachs Fundamental Emerging Markets Equity Funds

Goldman Sachs Asia Equity Fund

Goldman Sachs Emerging Markets Equity Fund

Goldman Sachs N-11 Equity Fund

Goldman Sachs Fundamental International Equity Funds

Goldman Sachs Focused International Equity Fund

Goldman Sachs Strategic International Equity Fund

Goldman Sachs Select Satellite Funds

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Managed Futures Strategy Fund

Goldman Sachs Real Estate and Global Infrastructure Funds

Goldman Sachs Global Infrastructure Fund

Goldman Sachs Global Real Estate Securities Fund

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Real Estate Securities Fund

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Equity Growth Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs Satellite Strategies Portfolio

Goldman Sachs MLP Energy Infrastructure Fund

Goldman Sachs Absolute Return Multi-Asset Fund

Goldman Sachs Long Short Fund

EXHIBIT B

Goldman Sachs International Equity Insights Funds

Goldman Sachs Emerging Markets Equity Insights Fund

Goldman Sachs International Equity Insights Fund

Goldman Sachs International Small Cap Insights Fund

Goldman Sachs Dividend Focus Funds

Goldman Sachs Income Builder Fund

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Large Cap Growth Insights Fund

Goldman Sachs Large Cap Value Insights Fund

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Small Cap Growth Insights Fund

Goldman Sachs Small Cap Value Insights Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Capital Growth Fund

Goldman Sachs Concentrated Growth Fund

Goldman Sachs Dynamic U.S. Equity Fund

Goldman Sachs Flexible Cap Growth Fund (effective August 30, 2017, “Goldman Sachs Flexible Cap Fund”)

Goldman Sachs Focused Growth Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Equity Income Fund

Goldman Sachs Focused Value Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Small Cap Value Fund

Goldman Sachs Small/Mid Cap Value Fund

Goldman Sachs Fundamental Emerging Markets Equity Funds

Goldman Sachs Emerging Markets Equity Fund

Goldman Sachs Fundamental International Equity Funds

Goldman Sachs Focused International Equity Fund

Goldman Sachs Strategic International Equity Fund

Goldman Sachs Select Satellite Funds

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Real Estate and Global Infrastructure Funds

Goldman Sachs Global Infrastructure Fund

Goldman Sachs Global Real Estate Securities Fund

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Real Estate Securities Fund

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Equity Growth Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs Satellite Strategies Portfolio

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Enhanced Income Fund

Goldman Sachs Government Income Fund

Goldman Sachs High Quality Floating Rate Fund

Goldman Sachs Inflation Protected Securities Fund

Goldman Sachs Short Duration Government Fund

Goldman Sachs Short Duration Income Fund

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Bond Fund

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Global Income Fund

Goldman Sachs Strategic Income Fund

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs Emerging Markets Debt Fund

Goldman Sachs High Yield Fund

Goldman Sachs Investment Grade Credit Fund

Goldman Sachs U.S. Mortgages Fund

Goldman Sachs Absolute Return Multi-Asset Fund

Goldman Sachs Enhanced Dividend Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Global Tax-Aware Equity Portfolios

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Goldman Sachs Tax-Advantaged Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Global Tax-Aware Equity Portfolios

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Goldman Sachs International Equity Dividend and Premium Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Tax-Advantaged Equity Funds

Goldman Sachs International Equity Dividend and Premium Fund

Goldman Sachs International Tax-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Tax-Advantaged Equity Funds

Goldman Sachs International Tax-Managed Equity Fund

Goldman Sachs U.S. Equity Dividend and Premium Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Tax-Advantaged Equity Funds

Goldman Sachs U.S. Equity Dividend and Premium Fund

Goldman Sachs U.S. Tax-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Tax-Advantaged Equity Funds

Goldman Sachs U.S. Tax-Managed Equity Fund

Goldman Sachs Emerging Markets Equity Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs International Equity Insights Funds

Goldman Sachs Emerging Markets Equity Insights Fund

EXHIBIT B

Goldman Sachs International Equity Insights Funds

Goldman Sachs Emerging Markets Equity Insights Fund

Goldman Sachs International Equity Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs International Equity Insights Funds

Goldman Sachs International Equity Insights Fund

EXHIBIT B

Goldman Sachs International Equity Insights Funds

Goldman Sachs International Equity Insights Fund

Goldman Sachs International Small Cap Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs International Equity Insights Funds

Goldman Sachs International Small Cap Insights Fund

EXHIBIT B

Goldman Sachs International Equity Insights Funds

Goldman Sachs International Small Cap Insights Fund

Goldman Sachs Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Dividend Focus Funds

Goldman Sachs Income Builder Fund

EXHIBIT B

Goldman Sachs Dividend Focus Funds

Goldman Sachs Income Builder Fund

Goldman Sachs Rising Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Dividend Focus Funds

Goldman Sachs Rising Dividend Growth Fund

Goldman Sachs Large Cap Growth Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Large Cap Growth Insights Fund

EXHIBIT B

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Large Cap Growth Insights Fund

Goldman Sachs Large Cap Value Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Large Cap Value Insights Fund

EXHIBIT B

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Large Cap Value Insights Fund

Goldman Sachs Small Cap Equity Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Small Cap Equity Insights Fund

EXHIBIT B

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Small Cap Growth Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Small Cap Growth Insights Fund

EXHIBIT B

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Small Cap Growth Insights Fund

Goldman Sachs Small Cap Value Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Small Cap Value Insights Fund

EXHIBIT B

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Small Cap Value Insights Fund

Goldman Sachs U.S. Equity Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs U.S. Equity Insights Fund

EXHIBIT B

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Capital Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Capital Growth Fund

EXHIBIT B

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Capital Growth Fund

Goldman Sachs Concentrated Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Concentrated Growth Fund

EXHIBIT B

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Concentrated Growth Fund

Goldman Sachs Dynamic U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Dynamic U.S. Equity Fund

EXHIBIT B

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Dynamic U.S. Equity Fund

Goldman Sachs Flexible Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Flexible Cap Growth Fund (effective August 30, 2017, “Goldman Sachs Flexible Cap Fund”)

EXHIBIT B

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Flexible Cap Growth Fund (effective August 30, 2017, “Goldman Sachs Flexible Cap Fund”)

Goldman Sachs Focused Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Focused Growth Fund

EXHIBIT B

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Focused Growth Fund

Goldman Sachs Strategic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Strategic Growth Fund

EXHIBIT B

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Strategic Growth Fund

Goldman Sachs Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Growth Opportunities Fund

EXHIBIT B

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Small/Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Small/Mid Cap Growth Fund

EXHIBIT B

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Technology Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Technology Opportunities Fund

Goldman Sachs Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Equity Income Fund

EXHIBIT B

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Equity Income Fund

Goldman Sachs Focused Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Focused Value Fund

EXHIBIT B

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Focused Value Fund

Goldman Sachs Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Large Cap Value Fund

EXHIBIT B

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Large Cap Value Fund

Goldman Sachs Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Mid Cap Value Fund

EXHIBIT B

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Small Cap Value Fund

EXHIBIT B

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Small Cap Value Fund

Goldman Sachs Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Small/Mid Cap Value Fund

EXHIBIT B

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Small/Mid Cap Value Fund

Goldman Sachs Asia Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental Emerging Markets Equity Funds

Goldman Sachs Asia Equity Fund

Goldman Sachs Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental Emerging Markets Equity Funds

Goldman Sachs Emerging Markets Equity Fund

EXHIBIT B

Goldman Sachs Fundamental Emerging Markets Equity Funds

Goldman Sachs Emerging Markets Equity Fund

GOLDMAN SACHS N-11 EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental Emerging Markets Equity Funds

Goldman Sachs N-11 Equity Fund

Goldman Sachs Focused International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental International Equity Funds

Goldman Sachs Focused International Equity Fund

EXHIBIT B

Goldman Sachs Fundamental International Equity Funds

Goldman Sachs Focused International Equity Fund

Goldman Sachs Strategic International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fundamental International Equity Funds

Goldman Sachs Strategic International Equity Fund

EXHIBIT B

Goldman Sachs Fundamental International Equity Funds

Goldman Sachs Strategic International Equity Fund

Goldman Sachs Absolute Return Tracker Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Select Satellite Funds

Goldman Sachs Absolute Return Tracker Fund

EXHIBIT B

Goldman Sachs Select Satellite Funds

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Select Satellite Funds

Goldman Sachs Dynamic Allocation Fund

EXHIBIT B

Goldman Sachs Select Satellite Funds

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Select Satellite Funds

Goldman Sachs Managed Futures Strategy Fund

Goldman Sachs Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Real Estate and Global Infrastructure Funds

Goldman Sachs Global Infrastructure Fund

EXHIBIT B

Goldman Sachs Real Estate and Global Infrastructure Funds

Goldman Sachs Global Infrastructure Fund

Goldman Sachs Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Real Estate and Global Infrastructure Funds

Goldman Sachs Global Real Estate Securities Fund

EXHIBIT B

Goldman Sachs Real Estate and Global Infrastructure Funds

Goldman Sachs Global Real Estate Securities Fund

Goldman Sachs International Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Real Estate and Global Infrastructure Funds

Goldman Sachs International Real Estate Securities Fund

EXHIBIT B

Goldman Sachs Real Estate and Global Infrastructure Funds

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Real Estate and Global Infrastructure Funds

Goldman Sachs Real Estate Securities Fund

EXHIBIT B

Goldman Sachs Real Estate and Global Infrastructure Funds

Goldman Sachs Real Estate Securities Fund

Goldman Sachs Balanced Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Balanced Strategy Portfolio

EXHIBIT B

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Equity Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Equity Growth Strategy Portfolio

EXHIBIT B

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Equity Growth Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Growth and Income Strategy Portfolio

EXHIBIT B

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Growth Strategy Portfolio

EXHIBIT B

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs Satellite Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Satellite Strategies Portfolio

EXHIBIT B

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Satellite Strategies Portfolio

Goldman Sachs MLP Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs MLP Energy Infrastructure Fund

Goldman Sachs Absolute Return Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Absolute Return Multi-Asset Fund

EXHIBIT B

Goldman Sachs Absolute Return Multi-Asset Fund

Goldman Sachs Long Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT A

Goldman Sachs Long Short Fund

Goldman Sachs Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT B

Goldman Sachs Select Satellite Funds

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Enhanced Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT B

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Enhanced Income Fund

Goldman Sachs Government Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT B

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Government Income Fund

Goldman Sachs High Quality Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT B

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs High Quality Floating Rate Fund

Goldman Sachs Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT B

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Inflation Protected Securities Fund

Goldman Sachs Short Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT B

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Short Duration Government Fund

Goldman Sachs Short Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT B

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Short Duration Income Fund

Goldman Sachs Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT B

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Bond Fund

Goldman Sachs Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT B

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Global Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT B

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Global Income Fund

Goldman Sachs Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT B

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Strategic Income Fund

Goldman Sachs Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT B

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs Emerging Markets Debt Fund

Goldman Sachs High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT B

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs High Yield Fund

Goldman Sachs Investment Grade Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT B

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs Investment Grade Credit Fund

Goldman Sachs U.S. Mortgages Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

EXHIBIT B

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs U.S. Mortgages Fund